Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases
Schedule of outstanding principal balances on finance lease facility

	As of
In thousands of U.S. Dollars	March 31, 2023	December 31, 2022
CMBFL / Shandong	58,527	59,930
Finance lease obligations	58,527	59,930
Amounts representing interest and deferred finance fees	(13,470)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	45,057	45,500
Current portion of finance lease obligations	2,022	1,976
Current portion of deferred finance fees	(207)	(119)
Non-current portion of finance lease obligations	43,810	44,328
Non-current portion of deferred finance fees	(568)	(685)
Total finance lease obligations, net of deferred finance fees	45,057	45,500

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facility for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2023
2023(1)	4,290
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	58,527
Amounts representing interest and deferred finance fees	(13,470)
Finance lease obligations, net of interest and deferred finance fees	45,057

(1) Nine-month period ending December 31, 2023.